Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Significant Accounting Policies
Schedule of intangible assets amortization rates

	Amortisation method	Rates
Development expenses	Straight line	10%
Concessions, patents, licenses, trademarks and similar	Straight line	4% - 20%
Computer software	Straight line	33%
Currently marketed products	Straight line	3% - 10%

Schedule of property, plant and equipment depreciation rates.

	Depreciation method	Rates
Buildings	Straight line	1%-3%
Other property, technical equipment and machinery	Straight line	4%-10%
Other property, plant and equipment	Straight line	7%-33%